Borrowings - Summary of movements in the group's outstanding borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Roll Forward]
Beginning Borrowings	$ 764,570	$ 400,911
Recognition of deferred debt issue costs	(6,115)	(2,889)
Accretion/derecognition of borrowings discount	15,770	35,065
Recognition of new borrowings discount	(50,953)	(43,241)
Proceeds from new borrowings	275,311	467,196
Loans from related party converted to equity	0	(50,000)
Repayments of borrowings	(99,367)	(83,951)
Accrued interest	58,212	40,424
Amortization of deferred debt issue costs	1,657	23
Foreign currency exchange difference	1,075	1,032
Ending Borrowings	$ 960,159	$ 764,570